ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses as of June 30, 2017 and December 31, 2016 included the following:

	June 30, 2017	December 31, 2016

Salaries payable	$13,649	$6,372
Payroll taxes payable	13,984	91,962
Sales tax payable	1,489	10,793
Interest payable	7,496	11,646
Credit cards payable	8,211	10,323
Inventory purchases payable	34,842	75,538
Other	12,872	24,889

Total Accrued Expenses	$92,543	$231,523

Accrued expenses as of December 31, 2016 and 2015 included the following:

	December 31, 2016	December 31, 2015

Salaries payable	$6,372	$5,599
Payroll taxes payable	91,962	60,333
Sales tax payable	10,793	16,999
Interest payable	11,646	1,507
Credit cards payable	10,323	4,577
Inventory purchases payable	75,539	105,248
Other	24,888	10,374

Total Accrued Expenses	$231,523	$204,637